UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 13, 2009
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   32
                                                     ------------

Form 13F Information Table Value Total:              $  78,375
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None
                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM        105368203   340333           119415SH      SOLE          119415        0         0
Brink's Company         COM        109696104  1758796            66470SH      SOLE           66470        0         0
Brinks Home Securit     COM        109699108  1415528            62634SH      SOLE           62634        0         0
Carter's                COM        146229109  3914606           208113SH      SOLE          208113        0         0
Charles River Labs      COM        159864107  2807446           103177SH      SOLE          103177        0         0
Chart Industries        COM       16115Q308    884995           112309SH      SOLE          112309        0         0
Circor Int'l            COM       17273K109     96250             4274SH      SOLE           4274         0         0
Covanta Holdings        COM       22282E102   1665310           127220SH      SOLE          127220        0         0
Edwards Lifescience     COM       369300108   3225092            53193SH      SOLE           53193        0         0
Euronet Worldwide       COM        298736109  3120622           238945SH      SOLE          238945        0         0
General Cable           COM        369300108  2333944           117757SH      SOLE          117757        0         0
Global Payments         COM       37940X102   2919366            87380SH      SOLE           87380        0         0
HCC Insurance Holdi     COM        404132102  4071435           161629SH      SOLE          161629        0         0
Hexcel                  COM        428291108  2227854           339095SH      SOLE          339095        0         0
Host Hotels & Resor     COM       44107P104   1220884           311450SH      SOLE          311450        0         0
IDEX Corporation        COM       45167R104   1758807            80421SH      SOLE           80421        0         0
Jacobs Engineering      COM        469814107  2122047            54890SH      SOLE           54890        0         0
Key Energy Services     COM        492914106   785857           272867SH      SOLE          272867        0         0
Kinder Morgan Energ     COM        494550106  2614965            55971SH      SOLE           55971        0         0
Kinder Morgan Manag     COM       49455U100   1433465            35168SH      SOLE           35168        0         0
Kroger                  COM        501044101  3669511           172927SH      SOLE          172927        0         0
National Oilwell Va     COM        637071101   984121            34278SH      SOLE           34278        0         0
Neustar                 COM       64126X201   3064329           182945SH      SOLE          182945        0         0
Omnicare                COM        681904108  4081797           166672SH      SOLE          166672        0         0
PartnerRe               COM       G6852T105   2871482            46262SH      SOLE           46262        0         0
Pioneer Natural Res     COM        723787107  1407740            85473SH      SOLE           85473        0         0
Roper Industries        COM        776696106  1287381            30327SH      SOLE           30327        0         0
Ross Stores             COM        778296103  3757354           104720SH      SOLE          104720        0         0
SEI Investments         COM        784117103  2095932           171657SH      SOLE          171657        0         0
Southern Union Co.      COM        844030106  4136400           271774SH      SOLE          271774        0         0
Valeant Pharma          COM       91911X104   3314206           186296SH      SOLE          186296        0         0
Wabtec                  COM        929740108  2406199            91213SH      SOLE           91213        0         0
Waddell & Reed Fina     COM        930059100  3108871           172046SH      SOLE          172046        0         0
Weatherford Interna     COM       H27013103   1472941           133057SH      SOLE          133057        0         0

                                            78375866